Share-based Compensation - RSUs activity (Details) - Restricted Share Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding at the beginning	9,323,125	11,638,750	3,050,000
Granted	250,000	1,181,000	10,205,500
Vested	(2,953,500)	(2,276,875)	(346,000)
Forfeited	(649,625)	(1,219,750)	(1,270,750)
Outstanding at the end	5,970,000	9,323,125	11,638,750
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	$ 2.88	$ 3.51	$ 8.8
Granted (in dollars per share)	1.64	1.79	2.58
Vested (in dollars per share)	3.15	4.76	6.68
Forfeited (in dollars per share)	3.44	4.34	7.8
Outstanding at the end (in dollars per share)	$ 2.64	$ 2.88	$ 3.51